Derivative Warrant Liabilities - Additional Information (Details)	6 Months Ended		9 Months Ended
	Jan. 11, 2021 Day $ / shares	Dec. 31, 2020 Day $ / shares shares	Sep. 30, 2021 Day $ / shares shares
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days
Ivanhoe Capital Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days	30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months	12 months	12 months
Maximum period after business combination in which to file registration statement		15 days	15 days
Period of time within which registration statement is expected to become effective	60 days	60 days	60 days
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50
Public Warrants expiration term	5 years	5 years	5 years
Threshold issue price per share	$ 9.20	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%	60.00%
Threshold trading days determining volume weighted average price	10 days	10 days	10 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%	115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%	180.00%
Minimum threshold written notice period for redemption of public warrants	30 days	30 days	30 days
Number of trading days on which fair market value of shares is reported | Day	10	10	10
Multiplier used in calculating warrant exercise price	0.361	0.361	0.361
Ivanhoe Capital Acquisition Corp [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Period For Filling Registration Statement After Business Combination	15 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Ivanhoe Capital Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Share price trigger used to measure dilution of warrant	$ 18.00	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days	30 days
Threshold trading days for redemption of public warrants | Day	20	20	20
Threshold consecutive trading days for redemption of public warrants | Day	30	30	30
Redemption period	30 days	30 days	30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Ivanhoe Capital Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Share price trigger used to measure dilution of warrant	$ 10.00	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants		30 days	30 days
Threshold trading days for redemption of public warrants | Day	20	20	20
Threshold consecutive trading days for redemption of public warrants | Day	30	30	30
Warrant [Member] | Ivanhoe Capital Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares		0
Private Placement Warrants | Ivanhoe Capital Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares			5,013,333
Public Warrants | Ivanhoe Capital Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares			9,200,000